Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation Expense Available for Each Plan

The following information on share-based compensation expense is available for each plan:

	December 31, 2013		December 31, 2012		December 31, 2011
	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations
(a) The Gold Fields Limited 2012 Share Plan
- Performance shares	18.8	1.1	13.1	7.6	—	—
- Bonus shares	11.9	0.8	8.7	5.0	—	—
(b) The Gold Fields Limited 2005 Share Plan
- Performance vesting restricted shares	8.4	2.4	19.9	17.9	28.4	30.4
- Performance allocated share appreciation rights	1.4	0.3	3.8	1.7	5.0	2.6

Total share-based compensation	40.5	4.6	45.5	32.2	33.4	33.0

(a) The Gold Fields Limited 2012 Share Plan: At the annual general meeting on May 14, 2012 shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The plan provides for two methods of participation, namely the Performance Share Method, or PS and the Bonus Share Method, or BS . This plan seeks to attract, retain, motivate and reward participating employees on a basis which seeks to align the interests of such employees with those of the Company’s shareholders.

Assumptions used to Value Options

The Group used the Black Scholes Model to value the SARS under the Gold Fields 2005 Share Plan. The inputs to the model for awards granted during the year, which resulted in incremental share-based compensation were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,
	2013	2012	2011
Weighted average exercise price - Rand	—	—	119.17
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	—	46.4%
Expected term (years)	—	—	5.90
Long-term expected dividend yield	—	—	1.70%
Weighted average risk free interest rate	—	—	6.90%
Weighted average fair value - Rand	—	—	51.66

The Group used the Monte-Carlo Simulation to value the PVRS under the Gold Fields 2005 Share Plan and the Gold Fields Limited 2005 Non-executive Share Plan. The inputs to the model for awards granted during the year, which resulted in incremental share-based compensation were as follows:

	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,	Fiscal Year Ended December 31,
	2013	2012	2011
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	—	64.1%
Expected term (years)	—	—	3.0
Historical dividend yield	—	—	1.70%
Weighted average risk free interest rate (based on U.S. interest rate)	—	—	0.20%
Weighted average fair value - Rand	—	—	206.27

Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted under Share Plan

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price
			Rand	$
Outstanding at December 31, 2010	7,650,081	5,270,597	105.53	15.63
Granted during the period	3,165,342	1,638,484	119.17	16.51
Exercised and released	(2,559,552)	(1,247,317)	111.06	15.38
Forfeited	(886,759)	(631,621)	110.69	15.33

Outstanding at December 31, 2011	7,369,112	5,030,143	107.91	13.27
Exercised and released	(1,798,082)	(259,455)	106.36	12.99
Forfeited	(584,814)	(451,779)	117.14	14.30

Outstanding at December 31, 2012	4,986,216	4,318,909	107.37	12.53
Spin-off of Sibanye Gold—forfeited	(2,221,264)	(1,077,878)	106.58	11.99
Additional awards due to spin-off of Sibanye	538,562	465,346	95.34	10.72
Exercised and released	(1,857,614)	—	—	—
Forfeited	(214,929)	(554,649)	101.83	10.61

Outstanding at December 31, 2013	1,230,971	3,151,728	91.91	8.89

Directors Affected by Gold Fields Management Scheme Modification

The following executive directors were affected by the modification:

December 31, 2012	Number of options	Average instrument price R	Average instrument price $	Contractual life extended by (years)
NJ Holland	49,000	109.66	12.80	0.06
PA Schmidt	43,310	108.67	12.68	0.06

December 31, 2013	Number of options	Average instrument price R	Average instrument price $	Contractual life extended by (years)
NJ Holland	121,428	84.91	8.21	0.16
PA Schmidt	75,082	88.46	8.56	0.17

Summarize Information relating to Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2013 and December 31, 2012.

	Outstanding SARS at December 31, 2013
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	5.80 - 8.22	873,064	2.22	75.81	7.33
	85.00 - 109.99	8.23 - 10.64	1,217,915	0.90	93.10	9.00
	110.00 - 134.99	10.65 - 13.06	1,033,784	3.34	103.36	10.00
	135.00 - 159.99	13.07 - 15.47	26,965	4.01	118.45	11.46

Total			3,151,728	2.09	91.91	8.89

	Outstanding SARS at December 31, 2012
	Price range		Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	3,400	1.95	69.48	8.11
	85.00 - 109.99	9.93 - 12.83	2,625,234	2.52	99.45	11.60
	110.00 - 134.99	12.84 - 15.75	1,652,471	3.72	119.65	13.96
	135.00 - 159.99	15.76 - 18.67	37,804	5.01	136.29	15.90

			4,318,909	3.00	107.37	12.53

Options Granted under Gold Fields Management Incentive Scheme

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding at December 31, 2010	976,533	75.85	11.24
Exercised and released	(614,340)	72.33	10.02
Forfeited	(50,968)	118.63	16.43

Outstanding at December 31, 2011	311,225	73.48	9.04
Exercised and released	(204,570)	68.60	8.38
Forfeited	(31,155)	73.91	9.02

Outstanding at December 31, 2012	75,500	86.51	10.09
Spin-off of Sibanye Gold-forefeited	(28,100)	89.69	10.09
Exercised and released	(31,147)	59.21	6.17
Forfeited	(16,253)	92.93	9.68

Outstanding at December 31, 2013	—	—	—

Gold Fields Management Scheme Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2012:

			Outstanding and exercisable options at December 31, 2012
			Number of options	Contractual life	Weighted average exercise price
	Rand	$		(in years)	Rand	$
Range of prices	60.00 - 84.99	7.00 - 9.92	34,500	0.36	66.07	7.71
	85.00 - 109.99	9.93 - 12.83	21,800	0.53	89.80	10.48
	110.00 - 134.99	12.84 - 15.75	14,000	0.04	111.66	13.03
	135.00 - 159.99	15.76 - 18.67	5,200	0.17	140.66	16.41

Total			75,500	0.33	86.51	10.09

Restricted Shares Granted

Details of the restricted shares granted under this Plan are as follows:

No. of restricted shares
Outstanding at December 31, 2010	98,878
Exercised and released	(56,978)

Outstanding at December 31, 2011	41,900
Exercised and released	(29,600)

Outstanding at December 31, 2012	12,300
Exercised and released	(12,300)

Outstanding at December 31, 2013	—

Valuation Technique Monte Carlo
Assumptions used to Value Options

The Group uses the Monte-Carlo Simulation to value the Performance Shares. The inputs to the model for awards granted during the period were as follows:

	2013	2012
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	33.1%	36.4%
Expected term (years)	3.00	3.00
Dividend yield	4.60%	1.60%
Weighted average three year risk free interest rate (based on US interest rates)	0.20%	0.70%
Weighted average fair value - Rand	79.83	162.14

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields:
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	32.0%	29.4%
Expected term (months)	9 - 18	9 - 18
Dividend yield	4.60%	2.70%
Weighted average three year risk free interest rate (based on SA interest rates)	4.10%	5.50%
Weighted average fair value - Rand	72.42	115.61

The GF Non Executive Director Share Plan
Details of Performance Shares and Bonus Shares Granted under Share Plan

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the year	4,511,700	1,368,423
Exercised and released	—	(528,392)
Forfeited	(249,530)	(47,655)

Outstanding at December 31, 2012	4,262,170	792,376
Spin-off of Sibanye Gold - forfeited	(1,562,498)	(241,023)
Additional awards due to spin-off of Sibanye	396,229	—
Granted during the year	5,310,968	2,018,771
Exercised and released	(515,025)	(1,314,156)
Forfeited	(1,862,128)	(373,896)

Outstanding at December 31, 2013	6,029,716	882,072

Details of Gold Fields Non-Executive Director Share Plan

Details of the Plan are as follows:

	Number of Options	Average option price
		Rand	$
Outstanding as of December 31, 2010	36,700	79.37	11.76
Exercised and released	(36,700)	79.37	10.99

Outstanding as of December 31, 2011, 2012 and 2013	—	—	—